Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated February 5, 2020 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Class R6, Institutional Class, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2020

Disclosure Relating to AllianzGI Multi Asset Income Fund (the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” shall be revised to remove all references to Ryan Chin as portfolio manager of the Fund.

Effective immediately, Paul Pietranico is designated lead portfolio manager of the Fund.

Corresponding changes shall be made to the information relating to the Fund contained in the subsection entitled “Management of the Funds — Investment Manager.”

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated February 5, 2020 to the

Statement of Additional Information (“SAI”)

of Allianz Funds Multi-Strategy Trust,

Dated February 1, 2020

Disclosure Relating to AllianzGI Multi Asset Income Fund (the “Fund”)

Effective immediately, the subsection “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” shall be revised to remove all references to Ryan Chin as a portfolio manager of the Fund.

Please retain this Supplement for future reference.